LEASE	12 Months Ended
Sep. 30, 2025
Lease
LEASE

Note 12 - LEASE

The Company has operating leases for office and employee accommodation.

Assets/Liabilities	September 30, 2025	September 30, 2024
Assets
Operating lease right-of-use assets	$78,862	$123,170

Liabilities
Operating lease liability - current	$46,190	$42,277
Operating lease liability - non-current	35,306	82,674
Total	$81,496	$124,951

The operating lease expenses for the years ended September 30, 2025, 2024 and 2023 were as follows:

Lease Expense	Classification	September 30, 2025	September 30, 2024	September 30, 2023
Operating lease expense	Cost of Revenue	$15,505	$13,839	$24,312
	General and administrative expense	15,600	19,881	29,033
	Research and development expense	20,768	66,932	140,133
	Selling expense	2,112	6,820	16,113
Total		$53,985	$107,472	$209,591

The following table represents the lease cost for the years ended September 30, 2025, 2024 and 2023.

	Years Ended September 30,
	2025	2024	2023
Amortization of operating lease right of use assets	$42,002	101,888	204,715
Interest on lease liabilities	8,239	14,529	2,333
Short term lease expenses	3,744	3,748	4,594
Total	$53,985	$120,165	$211,642

Maturities of operating lease liabilities at September 30, 2025 were as follows:

Maturity of Lease Liabilities	Operating Leases
Within one year	$51,065
One to two years	36,406
Total lease payments	87,471
Less: interest	(5,975)
Present value of lease payments	$81,496

Other information related to our operating leases was as follows:

Lease Term and Discount Rate	September 30, 2025	September 30, 2024
Weighted-average remaining lease term (years)
Operating leases	1.67	2.67

Weighted-average discount rate (%)
Operating leases	8%	8%